LONG-TERM DEPOSITS AND PREPAYMENTS (Details)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY
LONG-TERM DEPOSITS AND PREPAYMENTS
Deposits paid to airline suppliers		128,845,051	127,011,881
Unamortized debt issuance cost		81,391,948	127,815,384
Deposits paid to hotel suppliers		42,495,335	13,009,271
Deposits paid to lessor		16,165,551	15,161,665
Deposits paid to travel bureau		1,387,812	2,051,195
Prepayments for fixed assets			263,626,283
Others		36,375,314	10,509,973
Total	$ 49,424,783	306,661,011	559,185,652